CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule Showing Break-down of the Company's Total Short-term Investment and Long-term Investments

	Accounting	December 31,	December 31,
	Method	2019	2018
		(in thousands)
UTStarcom Hong Kong Holdings Ltd	Cost	$3,129	$3,129
GCT Semiconductor, Inc.	Cost	—	—
Total Investments using Cost Method		3,129	3,129
Aceland	Equity	—	2,095
UiTV	Equity	—	—
AioTV	Equity	—	—
Total Investments using Equity Method		—	2,095
Aceland	AFS	2,095	—
Total Investments using Trading Method		2,095	—
Total Investments		$5,224	$5,224

Summary of Unaudited Condensed Financial Information of Equity Method Investees

	Condensed	Condensed	Condensed
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	(in thousands)	(in thousands)	(in thousands)
Operating data:
Revenue	$7,609	$6,131	$6,943
Gross profit	$4,904	$4,847	$4,841
Income (loss) from operations	$(60)	$(911)	$(2,776)
Net income (loss)	$(3,001)	$(4,422)	$(2,104)
Net income (loss) attributable to Equity method investees	$—	$(262)	$(687)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	(in thousands)	(in thousands)	(in thousands)
Balance sheet data:
Current assets	$6,061	$13,550	$20,527
Long-term assets	$666	$1,289	$2,545
Current liabilities	$(7,633)	$(9,672)	$(70,213)
Long-term liabilities	$(56,407)	$(53,071)	$—
Non-controlling interests	$—	$—	$—

Schedule of Change in Value of Financial Assets using Unobservable Inputs (Level 3)
Amount
In thousands
As of December 31, 2018	$—
Add: Reclassed to short-term investment as trading security	2,095
As of December 31, 2019	$2,095

AioTV
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule of Significant Inputs for the Valuation Model used to Estimate Fair Value of Investments

Year Ended
December 31,
2016
Total fair value of invested Capital as at valuation date (in thousands)	900
Risk free rate of interest	0.80%
Dividend yield	0.00%
Expiration date	November 14, 2017
Volatility	41%